UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.



                       THE ADVISORS' INNER CIRCLE FUND II


                          CHAMPLAIN SMALL COMPANY FUND


                                  ANNUAL REPORT
                                  JULY 31, 2007




                               INVESTMENT ADVISER:
                       CHAMPLAIN INVESTMENT PARTNERS, LLC

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2007

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ......................................................    1

Top Ten Common Stock Holdings .............................................    4

Schedule of Investments ...................................................    5

Statement of Assets and Liabilities .......................................    9

Statement of Operations ...................................................   10

Statement of Changes in Net Assets ........................................   11

Financial Highlights ......................................................   12

Notes to Financial Statements .............................................   13

Report of Independent Registered Public Accounting Firm ...................   20

Trustees and Officers of The Advisors' Inner Circle Fund II ...............   22

Disclosure of Fund Expenses ...............................................   30

Notice to Shareholders ....................................................   32
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-773-3238; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

July 31, 2007

Dear Shareholders,

During its fiscal year ended July 31, 2007, your Fund returned 21.69%. This return exceeded the Russell 2000 index return of 12.12%. Since its inception date of November 30, 2004, the Fund has a cumulative return of 38.05%. This return compares favorably to the 26.36% return of the Russell 2000 index.

As we've mentioned in previous letters, both of the above time periods may be too short for a meaningful comparison of performance against either a benchmark or other managers. Still, we are encouraged by the absolute and relative returns since inception and believe they are the result of our efforts to own high quality companies, but only when they trade below their Intrinsic or Fair Value. As expected, since the inception of the Fund, our process has tended to lag when the low quality, cyclical and high beta stocks have been the strongest performers. However, our process also has tended to produce strong relative returns during periods of market turbulence. We anticipate that such a pattern for our relative returns will persist.

For newer shareholders, we encourage you to read our previous letters (particularly our inaugural shareholder letter from January 31, 2005 and the letter in last year's Annual Report) in which we attempted to articulate both our process and our competitive edge. Unlike some investment managers who use a process designed to exploit fleeting or rapidly changing anomalies, inefficiencies, and trends (e.g. price momentum or massive leverage enabled by low interest rates, easy credit and excessive liquidity); we try to exploit a fairly constant and stable source of wealth creation - sincere and capable entrepreneurs and managers who earn high returns for their shareholders by creating and operating companies that solve important problems, provide essential services, innovate new and useful products, elegantly mend diseased or worn out bodies and provide financial services to legitimate clients in a prudent and wise manner. Due to their high returns and strong cash generation, most of our companies are not dependent upon access to capital markets for funding to sustain operations. As recent financial events have proven once again, liquidity (i.e. credit) can be a coward - a risk to which we do not want to be highly exposed.

During the past year, our relative performance has been driven primarily by the strong relative performance of our health care, technology and financial holdings. In all three sectors, our investment process has played a critical role in keeping us focused on the strongest business models. We have avoided the poorly performing health care services, biotechnology, computer and sub-prime mortgage industries. To be sure, takeovers have played a key role in our relative performance this past year. Importantly though, the vast majority of the buyers of our companies have been strategic corporate buyers instead of private equity. Recent events in the credit markets suggest private equity activity may slow, but strategic corporate buyers generally remain well-financed, focused on the long-term and are likely to continue making acquisitions to supplement their growth.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

Investors have continued to favor highly cyclical companies this past year, and our process is designed to keep us away from such companies. While not owning these highly cyclical companies has held back relative returns a bit over the past several years, we continue to expect cyclicals to experience a down cycle again someday. Similar to how some investors in 2000 did not think technology would be cyclical anymore because of the Internet, some of today's investors don't think cyclicals are cyclical anymore because of China and India. We are not sure about the timing (which is part of why we avoid cyclicals), but someday we expect significant downward earnings revisions to create some serious pain for shareholders of highly cyclical companies.

The energy sector also has contributed positively to our performance over the past year and we remain over-weighted. While the peak oil thesis may be relevant a few years from now, we are more concerned presently about supply shocks related to conflict in the Middle East as well as other geo-political tensions.

Falling home prices, tighter credit for almost everyone, $70+ / bbl oil and $3 plus gasoline, tougher new Congressional rhetoric about trade and taxes, record high debt as a percentage of our GDP (not to mention mounting counter-party risk related to derivatives) and a deteriorating situation in the Iraq/Iran region are all credible threats to our economy and stock market. And while a major stock market correction is likely to punish all stocks similarly at the onset, there exist plenty of companies that will overcome these threats and burdens and reward their shareholders handsomely in the years to come! Because we see the set of risks and threats growing not shrinking, we will continue to challenge ourselves to deliver fully on the enormous potential of our investment process which is designed to help us own the truly superior companies that trade at a discount to their Intrinsic or Fair Value.

On behalf of all of us at Champlain Investment Partners, let me once again take this opportunity to express how grateful we are for the privilege to manage a portion of your assets.

Sincerely,

/s/ Scott T. Brayman

Scott T. Brayman, CFA

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME, AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2007
--------------------------------------------------------------------------------

Growth of a $10,000 Investment

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                        FOR PERIODS ENDED JULY 31, 2007*
--------------------------------------------------------------------------------
                                                 Annualized
                         One Year                Inception
                          Return                 to Date**
--------------------------------------------------------------------------------
                          21.69%                  12.85%
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


          CHAMPLAIN SMALL COMPANY FUND       RUSSELL 2000 INDEX
11/30/04          $10,000                         $10,000
07/31/05           11,198                          10,812
07/31/06           11,344                          11,271
07/31/07           13,805                          12,636

* IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

** THE FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2004.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
       AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN
      REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE
       IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED
            AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.
    THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL
       GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A
                     FUND'S RETURNS, DO NOT REFLECT ANY FEES
   OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
       THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT
                     INVEST DIRECTLY IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.
        THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE
               IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
                  RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
           PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2007
--------------------------------------------------------------------------------
                         TOP TEN COMMON STOCK HOLDINGS*
--------------------------------------------------------------------------------
             AptarGroup ...................................   2.62%

             ArthroCare ...................................   2.21%

             WD-40 ........................................   1.97%

             Del Monte Foods ..............................   1.95%

             Euronet Worldwide ............................   1.83%

             Gentex .......................................   1.78%

             Digital River ................................   1.75%

             Administaff ..................................   1.68%

             Harte-Hanks ..................................   1.64%

             National Instruments .........................   1.64%
--------------------------------------------------------------------------------

* PERCENTAGES BASED ON TOTAL INVESTMENTS. SHORT-TERM INVESTMENTS ARE NOT SHOWN IN THE TOP TEN CHART.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.] PLOT POINTS FOLLOW:

Information Technology                    16.7%
Industrials                               15.5%
Health Care                               15.0%
Financials                                14.4%
Consumer Discretionary                    12.9%
Consumer Samples                           8.6%
Energy                                     7.2%
Repurchase Agreement                       7.1%
Materials                                  2.6%

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.3%
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                                  -------   -------------
CONSUMER DISCRETIONARY -- 13.1%
   Bright Horizons Family Solutions* ......................       102,000   $  3,957,600
   Gentex .................................................       223,000      4,402,020
   Harte-Hanks ............................................       172,000      4,050,600
   Matthews International, Cl A ...........................        96,000      3,672,960
   Panera Bread, Cl A* ....................................        63,500      2,580,640
   POOL ...................................................        51,000      1,714,110
   Regis ..................................................       115,000      4,008,900
   Stewart Enterprises, Cl A ..............................       573,000      4,016,730
   Tractor Supply* ........................................        38,000      1,805,760
   Universal Technical Institute* .........................        77,000      1,665,510
                                                                            -------------
                                                                              31,874,830
                                                                            -------------

CONSUMER STAPLES -- 8.7%
   Central Garden and Pet* ................................       127,000      1,597,660
   Central Garden and Pet, Cl A* ..........................       127,000      1,554,480
   Chattem* ...............................................        32,000      1,797,120
   Del Monte Foods ........................................       415,000      4,814,000
   Hain Celestial Group* ..................................        82,500      2,234,925
   Lancaster Colony .......................................        63,500      2,458,720
   Lance ..................................................        77,000      1,939,630
   WD-40 ..................................................       146,500      4,862,335
                                                                            -------------
                                                                              21,258,870
                                                                            -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                  SHARES       VALUE
                                                                  -------   -------------
ENERGY -- 7.3%
   Berry Petroleum, Cl A ..................................        63,500   $  2,362,835
   Complete Production Services* ..........................        32,000        742,080
   Comstock Resources* ....................................        89,000      2,390,540
   Encore Acquisition* ....................................       115,000      2,975,050
   Helix Energy Solutions* ................................        64,000      2,492,800
   PetroHawk Energy* ......................................       160,000      2,398,400
   TETRA Technologies* ....................................        63,500      1,765,935
   Whiting Petroleum* .....................................        63,500      2,607,945
                                                                            -------------
                                                                              17,735,585
                                                                            -------------

FINANCIALS -- 14.6%
   Boston Private Financial Holdings ......................       127,500      3,249,975
   Cathay General Bancorp .................................        64,000      1,959,040
   CVB Financial ..........................................       127,500      1,248,225
   East West Bancorp ......................................        51,000      1,869,660
   First Mercury Financial* ...............................       102,000      2,017,560
   First Midwest Bancorp ..................................        63,500      2,088,515
   First Republic Bank ....................................        22,000      1,204,500
   Frontier Financial .....................................        40,000        856,800
   Glacier Bancorp ........................................        63,500      1,209,675
   Hanmi Financial ........................................        96,000      1,392,000
   Independent Bank .......................................        51,000      1,381,590
   National Financial Partners ............................        38,500      1,784,860
   Navigators Group* ......................................        65,000      3,400,150
   PrivateBancorp .........................................       140,000      3,780,000
   Prosperity Bancshares ..................................        39,000      1,104,480
   RLI ....................................................        32,000      1,856,000
   Sterling Bancshares ....................................       115,000      1,197,150
   UCBH Holdings ..........................................        95,500      1,570,020
   Waddell & Reed Financial, Cl A .........................        94,000      2,369,740
                                                                            -------------
                                                                              35,539,940
                                                                            -------------

HEALTH CARE -- 15.2%
   American Medical Systems Holdings* .....................       191,000      3,491,480
   Arrow International ....................................        31,500      1,391,985
   ArthroCare* ............................................       108,000      5,466,960
   Bio Rad Laboratories, Cl A* ............................        51,000      3,782,160
   Cooper Companies .......................................        76,500      3,834,945

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                                  -------   -------------
HEALTH CARE -- CONTINUED
   ev3* ...................................................       127,000   $  2,091,690
   Gen Probe* .............................................        24,500      1,543,745
   Integra LifeSciences Holdings* .........................        38,500      1,911,525
   Kyphon* ................................................        50,800      3,333,496
   Luminex* ...............................................       127,500      1,522,350
   Meridian Bioscience ....................................        26,000        580,580
   NuVasive* ..............................................        77,000      2,208,360
   SonoSite* ..............................................        63,500      1,797,050
   Techne* ................................................        32,000      1,800,320
   Wright Medical Group* ..................................        95,500      2,312,055
                                                                            -------------
                                                                              37,068,701
                                                                            -------------

INDUSTRIALS -- 15.7%
   Actuant, Cl A ..........................................        62,000      3,780,760
   Administaff ............................................       127,000      4,152,900
   CLARCOR ................................................        96,000      3,339,840
   CoStar Group* ..........................................        65,000      3,315,000
   First Advantage, Cl A* .................................       127,000      2,551,430
   Forward Air ............................................        63,500      2,163,445
   G&K Services, Cl A .....................................        63,500      2,366,010
   HEICO, Cl A ............................................        76,500      2,543,625
   IDEX ...................................................        32,000      1,158,720
   Kaydon .................................................        50,000      2,660,500
   Schawk .................................................       190,500      3,638,550
   UTi Worldwide ..........................................       102,000      2,563,260
   Waste Connections* .....................................       127,500      3,952,500
                                                                            -------------
                                                                              38,186,540
                                                                            -------------

INFORMATION TECHNOLOGY -- 17.0%
   Ansys* .................................................       127,000      3,307,080
   Blackbaud ..............................................       127,500      2,669,850
   Blackboard* ............................................        32,000      1,415,360
   Concur Technologies* ...................................       126,000      3,006,360
   Digital River* .........................................        96,000      4,320,960
   eCollege.com* ..........................................        87,900      1,972,476
   eFunds* ................................................        61,000      2,180,750
   Entegris* ..............................................        96,000      1,034,880

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JULY 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                                  -------   -------------
INFORMATION TECHNOLOGY -- CONTINUED
   Euronet Worldwide* .....................................       178,000   $  4,522,980
   Jack Henry & Associates ................................       159,000      3,819,180
   National Instruments ...................................       125,000      4,043,750
   RightNow Technologies* .................................       191,000      2,521,200
   Stratasys* .............................................        25,500      1,122,255
   Taleo, Cl A* ...........................................        95,000      2,043,450
   Wright Express* ........................................        95,500      3,252,730
                                                                            -------------
                                                                              41,233,261
                                                                            -------------

MATERIALS -- 2.7%
   AptarGroup .............................................       178,000      6,479,200
                                                                            -------------
   TOTAL COMMON STOCK
      (Cost $224,036,013) .................................                  229,376,927
                                                                            -------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.2%
--------------------------------------------------------------------------------

                                                                  FACE
                                                                 AMOUNT         VALUE
                                                              -----------   -------------
Morgan Stanley
   5.000%, dated 07/31/07, to be repurchased
   on 08/01/07, repurchase price $17,514,013
   (collateralized by a U.S. Treasury Inflation Index Note,
   par value $14,475,507, 3.500%, 01/15/11,
   total market value $17,861,850)
   (Cost $17,511,581) .....................................   $17,511,581     17,511,581
                                                                            -------------

TOTAL INVESTMENTS -- 101.5%
   (Cost $241,547,594) ....................................                 $246,888,508
                                                                            =============

      PERCENTAGES ARE BASED ON NET ASSETS OF $243,121,827.

*     NON INCOME PRODUCING SECURITY

CL    CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments, at Value (Cost $224,036,013) ............................   $229,376,927
Repurchase Agreement, at Value ($17,511,581) .........................     17,511,581
Receivable for Capital Shares Sold ...................................      1,346,154
Receivable for Dividends and Interest ................................         76,782
Prepaid Expenses .....................................................          9,918
Receivable for Investment Securities Sold ............................          8,593
                                                                         ------------
   TOTAL ASSETS ......................................................    248,329,955
                                                                         ------------
LIABILITIES:
Payable for Investment Securities Purchased ..........................      4,787,066
Payable due to Investment Adviser ....................................        169,859
Payable for Capital Shares Redeemed ..................................         96,147
Payable due to Distributor ...........................................         52,196
Payable due to Administrator .........................................         20,985
Chief Compliance Officer Fees Payable ................................          2,112
Payable due to Trustees ..............................................          1,722
Other Accrued Expenses ...............................................         78,041
                                                                         ------------
   TOTAL LIABILITIES .................................................      5,208,128
                                                                         ------------
NET ASSETS ...........................................................   $243,121,827
                                                                         ============

NET ASSETS CONSIST OF:
Paid-in Capital ......................................................   $226,564,844
Accumulated Net Realized Gain on Investments .........................     11,216,069
Net Unrealized Appreciation on Investments ...........................      5,340,914
                                                                         ------------
NET ASSETS ...........................................................   $243,121,827
                                                                         ============

Net Asset Value, Offering and Redemption Price Per Share --
   (unlimited authorization -- no par value)
   Advisor Class Shares ($243,121,827 / 18,287,749) ..................         $13.29
                                                                         ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            CHAMPLAIN SMALL
                                                              COMPANY FUND
                                                              FOR THE YEAR ENDED
                                                              JULY 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ............................................................   $    833,859
Interest .............................................................        570,795
Less: Foreign Taxes Withheld .........................................           (208)
                                                                         ------------
   TOTAL INVESTMENT INCOME ...........................................      1,404,446
                                                                         ------------

EXPENSES
Investment Advisory Fees .............................................      1,182,013
Distribution Fees ....................................................        328,337
Administration Fees ..................................................        129,912
Chief Compliance Officer Fees ........................................         10,091
Trustees' Fees .......................................................          7,545
Transfer Agent Fees ..................................................        153,884
Printing Fees ........................................................         38,580
Legal Fees ...........................................................         34,068
Registration Fees ....................................................         24,486
Audit Fees ...........................................................         19,981
Custodian Fees .......................................................         15,607
Insurance and Other Expenses .........................................          7,176
                                                                         ------------
   TOTAL EXPENSES ....................................................      1,951,680
                                                                         ------------
Less: Advisory Fee Waiver ............................................        (99,211)
      Fees Paid Indirectly (See Note 4) ..............................        (14,217)
                                                                         ------------
   NET EXPENSES ......................................................      1,838,252
                                                                         ------------
NET INVESTMENT LOSS ..................................................       (433,806)
                                                                         ------------
NET REALIZED GAIN ON INVESTMENTS .....................................     11,953,740
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS ..      7,119,884
                                                                         ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ......................     19,073,624
                                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................   $ 18,639,818
                                                                         ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               YEAR             YEAR
                                                              ENDED            ENDED
                                                             JULY 31,         JULY 31,
                                                               2007             2006
                                                          -------------    -------------
OPERATIONS:
   Net Investment Loss ................................   $    (433,806)   $     (58,758)
   Net Realized Gain on Investments ...................      11,953,740        1,732,775
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ..................................       7,119,884       (2,792,993)
                                                          -------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .................................      18,639,818       (1,118,976)
                                                          -------------    -------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income ..............................              --          (11,498)
   Net Realized Gain ..................................      (1,672,123)        (369,833)
                                                          -------------    -------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ...............      (1,672,123)        (381,331)
                                                          -------------    -------------

CAPITAL SHARE TRANSACTIONS:
   Issued .............................................     197,956,944       42,160,466
   Reinvestment of Distributions ......................       1,612,398          358,914
   Redeemed ...........................................     (21,824,793)      (4,406,924)
                                                          -------------    -------------
   NET INCREASE IN NET ASSETS FROM CAPITAL
      SHARE TRANSACTIONS ..............................     177,744,549       38,112,456
                                                          -------------    -------------
      TOTAL INCREASE IN NET ASSETS ....................     194,712,244       36,612,149
                                                          -------------    -------------

NET ASSETS:
   Beginning of Year ..................................      48,409,583       11,797,434
                                                          -------------    -------------
   End of Year (including undistributed net investment
      income of $0 and $0, respectively) ..............   $ 243,121,827    $  48,409,583
                                                          =============    =============

SHARE TRANSACTIONS:
   Issued .............................................      15,524,833        3,653,198
   Reinvestment of Distributions ......................         130,377           32,365
   Redeemed ...........................................      (1,723,671)        (384,285)
                                                          -------------    -------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ..............................      13,931,539        3,301,278
                                                          =============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                          FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

                                              YEAR        YEAR       PERIOD
                                              ENDED       ENDED      ENDED
                                            JULY 31,    JULY 31,    JULY 31,
                                              2007        2006       2005*
                                            --------    --------    --------
Net Asset Value, Beginning of Period ....   $  11.11    $  11.18    $  10.00
                                            --------    --------    --------
Income (Loss) from Operations:
   Net Investment (Loss)(1) .............      (0.04)      (0.02)      (0.04)
   Net Realized and Unrealized
      Gain on Investments ...............       2.43        0.17(2)     1.24
                                            --------    --------    --------
Total from Operations ...................       2.39        0.15        1.20
                                            --------    --------    --------

Dividends and Distributions from:
   Net Investment Income ................         --       (0.01)      (0.02)
   Net Realized Gains ...................      (0.21)      (0.21)         --
                                            --------    --------    --------
Total Dividends and Distributions .......      (0.21)      (0.22)      (0.02)
                                            --------    --------    --------
Net Asset Value, End of Period ..........   $  13.29    $  11.11    $  11.18
                                            ========    ========    ========
TOTAL RETURN+ ...........................      21.69%       1.30%      11.98%
                                            ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...   $243,122    $ 48,410    $ 11,797
Ratio of Expenses to Average Net Assets
   (including waivers and reimbursements,
   excluding fees paid indirectly) ......       1.41%       1.41%       1.40%**
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements
   and fees paid indirectly) ............       1.40%       1.40%       1.40%**
Ratio of Expenses to Average Net Assets
   (excluding waivers, reimbursements
   and fees paid indirectly) ............       1.49%       2.26%       5.95%**
Ratio of Net Investment Loss to
   Average Net Assets ...................      (0.33)%     (0.22)%     (0.53)%**
Portfolio Turnover Rate .................      68.95%      93.85%      44.04%++

 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++    NOT ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFER.

 *    COMMENCED OPERATIONS ON NOVEMBER 30, 2004.

**    ANNUALIZED.

(1)   PER SHARE NET INVESTMENT LOSS CALCULATED USING AVERAGE SHARES.

(2) THE AMOUNT SHOWN FOR THE YEAR ENDED JULY 31, 2006 FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT YEAR BECAUSE OF THE TIMING OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24,1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fifteen funds. The financial statements herein are those of the Champlain Small Company Fund (the "Fund"). The investment objective of the Fund is capital appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of small companies with market capitalization of less than $2.5 billion. The financial statements of the remaining funds are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund currently offers Advisor Class Shares.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
      Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended: the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2007, there were no fair valued securities.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
3.    TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4.    ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

      0.10% on the first $250 million of the Fund's average daily net assets:
      0.08% on the next $250 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Fund has adopted a Distribution Plan (the "Plan") for the Advisor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average net assets attributable to the Advisor Class Shares as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2007, the Fund earned credits of $14,217, which were used to offset transfer agent expenses. This amount is listed as "Fees
Paid Indirectly" on the Statement of Operations.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
U.S. Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.    INVESTMENT ADVISORY AGREEMENT:

Champlain Investment Partners, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the Advisor Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.40% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.40% to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. At July 31, 2007, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses for the Fund was $505,345.

6.    INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term securities, were $250,422,219 and $84,495,945, respectively, for the year ended July 31, 2007. There were no purchases or sales of long-term U.S. Government securities.

7.    FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Permanent book and tax differences resulted in the reclassification of $433,806 to accumulated net investment loss and $(433,806) to accumulated realized

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
gain. These differences are primarily due to differing book and tax treatment of net operating losses. These reclassifications had no effect on net assets or net asset value.

The tax character of dividends and distributions declared during the periods ended July 31, 2007 and July 31, 2006 was as follows:

                        ORDINARY     LONG-TERM
                         INCOME     CAPITAL GAIN      TOTAL
                       ----------   ------------   ----------
                2007   $1,334,283     $337,840     $1,672,123
                2006      369,840       11,491        381,331

As of July 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                     $10,048,495
Undistributed Long-Term Capital Gain                1,606,974
Unrealized Appreciation                             4,901,514
                                                  -----------

Total Distributable Earnings                      $16,556,983
                                                  ===========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at July 31, 2007 were as follows:

                      AGGREGATE GROSS      AGGREGATE GROSS
     FEDERAL            UNREALIZED            UNREALIZED        NET UNREALIZED
     TAX COST          APPRECIATION          DEPRECIATION        APPRECIATION
--------------        ---------------      ---------------      --------------
  $241,986,994          $15,918,191          $11,016,677          $4,901,514

8.    OTHER:

At July 31, 2007, 41.13% of the total shares outstanding were held by two shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
9.    NEW ACCOUNTING PRONOUNCEMENT:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund asset calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on January 31, 2008. As of July 31, 2007, the Fund does not anticipate a material impact to the financial statements.

In September 2006, the FASB issued Statement on Financial  Accounting  Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
10.   CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Board selected Ernst & Young LLP ("E&Y") to serve as the Fund's independent registered public accounting firm commencing with the fiscal year ended July 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal period ended July 31, 2005, neither the Trust, its funds, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or
(ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph
(a)(1)(iv) of said Item 304).

The selection of E&Y did not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's previous auditor. KPMG LLP ("KPMG"). The decision to dismiss KPMG effective upon its completion of its audit for the fiscal period ended July 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG's report on the Fund's financial statements for the fiscal period ended July 31, 2005 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal period ended July 31, 2005, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their report on the Fund's financial statements for such period, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities and Exchange Act of 1934, as amended.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Champlain Small Company Fund of The Advisors' Inner Circle Fund II:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Champlain Small Company Fund (one of the funds constituting The Advisors' Inner Circle Fund II (the "Trust")) as of July 31, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period November 30, 2004 (commencement of operations) through July 31, 2005 were audited by other auditors, whose report dated September 21, 2005 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Champlain Small Company Fund of The Advisors' Inner Circle Fund II at July 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
September 20, 2007

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue

                                                                    TERM OF
                                       POSITION(S)                 OFFICE AND
        NAME, ADDRESS,                  HELD WITH                  LENGTH OF
           AGE 1                        THE TRUST                TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                         Chairman                 (Since 1991)
60 yrs. old                            of the Board
                                       of Trustees





--------------------------------------------------------------------------------
WILLIAM M. DORAN                         Trustee                  (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
67 yrs. old





--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-773-3238. The following chart lists Trustees and Officers as of July 31, 2007.

                                                                           NUMBER OF
                                                                           FUNDS IN
                                                                         THE ADVISORS'
                                                                     INNER CIRCLE FUND II
    NAME, ADDRESS,                PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
        AGE 1                       DURING PAST 5 YEARS                     MEMBER                  HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER         Currently performs various services on               15           Trustee of The Advisors' Inner Circle
60 yrs. old              behalf of SEI Investments for which Mr.                           Fund, Bishop Street Funds, SEI Asset
                         Nesher is compensated. Executive Vice                             Allocation Trust, SEI Daily Income Trust,
                         President of SEI Investments, 1986-1994.                          SEI Index Funds, SEI Institutional
                         Director and Executive Vice President of                          International Trust, SEI Institutional
                         the Administrator and the Distributor,                            Investments Trust, SEI Institutional
                         1981-1994.                                                        Managed Trust, SEI Liquid Asset Trust,
                                                                                           SEI Tax Exempt Trust, SEI Opportunity
                                                                                           Master Fund, L.P., SEI Opportunity Fund,
                                                                                           L.P., SEI Global Master Fund, PLC, SEI
                                                                                           Global Assets Fund, PLC, SEI Global
                                                                                           Investments Fund, PLC, SEI Investments
                                                                                           Global, Limited, SEI Investments Global
                                                                                           Fund Services, Limited, SEI Investments
                                                                                           (Europe) Ltd., SEI Investments Unit Trust
                                                                                           Management (UK) Limited and SEI Global
                                                                                           Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN         Self-employed Consultant since 2003.                 15           Director of SEI Investments Company and
1701 Market Street,      Partner, Morgan, Lewis & Bockius LLP (law                         SEI Investments Distribution Co., SEI
Philadelphia, PA 19103   firm) from 1976-2003, counsel to the                              Investments Global Fund Services Limited,
67 yrs. old              Trust, SEI Investments, the Administrator                         SEI Investments Global Limited, Trustee
                         and the Distributor. Director of SEI                              of The The Advisors' Inner Circle Fund,
                         Investments since 1974; Secretary of SEI                          Bishop Street Funds, SEI Asset Allocation
                         Investments since 1978                                            Trust, SEI Daily Income Trust, SEI Index
                                                                                           Funds, SEI Institutional International
                                                                                           Trust, SEI Institutional Investments
                                                                                           Trust, SEI Institutional Managed Trust,
                                                                                           SEI Liquid Asset Trust, SEI Tax Exempt
                                                                                           Trust, SEI Investments Global Fund
                                                                                           Services Limited, SEI Investments Global,
                                                                                           Limited, SEI Investments (Europe),
                                                                                           Limited SEI Investments (Asia) Limited
                                                                                           and SEI Asset Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    TERM OF
                                       POSITION(S)                 OFFICE AND
        NAME, ADDRESS,                  HELD WITH                  LENGTH OF
           AGE 1                        THE TRUST                TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
EUGENE B. PETERS                          Trustee               (Since 1993)
78 yrs. old 4




--------------------------------------------------------------------------------
JAMES M. STOREY                           Trustee               (Since 1994)
76 yrs. old




--------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.                   Trustee               (Since 1999)
64 yrs. old




--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

4.    Served as a trustee until August 26, 2007.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                          FUNDS IN
                                                                        THE ADVISORS'
                                                                    INNER CIRCLE FUND II
    NAME, ADDRESS,                PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
        AGE 1                       DURING PAST 5 YEARS                    MEMBER                  HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
EUGENE B. PETERS         Private investor from 1987 to present.              15           Trustee of The Advisors' Inner Circle
78 yrs. old 4            Vice President and Chief Financial                               Fund and Bishop Street Funds.
                         officer, Western Company of North America
                         (petroleum service company), 1980-1986.
                         President of Gene Peters and Associates
                         (import company), 1978-1980. President
                         and Chief Executive Officer of Jos.
                         Schlitz Brewing Company before 1978.

------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY          Attorney, Solo Practitioner since 1994.             15           Trustee of The Advisors' Inner Circle
76 yrs. old              Partner, Dechert, September 1987-December                        Fund, Bishop Street Funds, SEI Asset
                         1993.                                                            Allocation Trust, SEI Daily Income Trust,
                                                                                          SEI Index Funds, SEI Institutional
                                                                                          International Trust, SEI Institutional
                                                                                          Investments Trust, SEI Institutional
                                                                                          Managed Trust, SEI Liquid Asset Trust,
                                                                                          SEI Tax Exempt Trust and U.S. Charitable
                                                                                          Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.  Chief Executive Officer, Newfound                   15           Trustee, State Street Navigator
64 yrs. old              Consultants, Inc. since April 1997.                              Securities Lending Trust, since 1995.
                         General Partner, Teton Partners, L.P.,                           Trustee of The Advisors' Inner Circle
                         June 1991- December 1996; Chief Financial                        Fund, Bishop Street Funds, SEI Asset
                         Officer, Nobel Partners, L.P., March                             Allocation Trust, SEI Daily Income Trust,
                         1991-December 1996; Treasurer and Clerk,                         SEI Index Funds, SEI Institutional
                         Peak Asset Management, Inc., since 1991.                         International Trust, SEI Institutional
                                                                                          Investments Trust, SEI Institutional
                                                                                          Managed Trust, SEI Liquid Asset Trust,
                                                                                          SEI Tax Exempt Trust, SEI Opportunity
                                                                                          Master Fund, L.P., and SEI Opportunity
                                                                                          Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                       POSITION(S)                OFFICE AND
     NAME, ADDRESS,                     HELD WITH                 LENGTH OF
         AGE 1                          THE TRUST               TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
BETTY L. KRIKONIAN                       Trustee                 (Since 2005)
64 yrs. old

--------------------------------------------------------------------------------
CHARLES E. CARLBOM                       Trustee                 (Since 2005)
72 yrs. old

--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                      Trustee                 (Since 2005)
64 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                                                                 FUNDS IN
                                                                               THE ADVISORS'
                                                                            NNER CIRCLE FUND II
     NAME, ADDRESS,                  PRINCIPAL OCCUPATION(S)                 OVERSEEN BY BOARD            OTHER DIRECTORSHIPS
         AGE 1                         DURING PAST 5 YEARS                        MEMBER                HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
BETTY L. KRIKONIAN          Self-employed Legal and Financial Services              15              Trustee of The Advisors' Inner
64 yrs. old                 Consultant since 2003. Counsel to State                                 Circle Fund and Bishop Street
                            Street Bank Global Securities and Cash                                  Funds.
                            Operations from 1995 to 2003.

------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM          Self-employed Business Consultant, Business             15              Trustee of The Advisors' Inner
72 yrs. old                 Project Inc. since 1997. CEO and President,                             Circle Fund, Bishop Street
                            United Grocers Inc. from 1997 to 2000.                                  Funds. Oregon Trust Co. and
                                                                                                    O.T. Logistics, Inc.

------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON         Retired.                                                15              Director, Federal Agricultural
64 yrs. old                                                                                         Mortgage Corporation. Trustee
                                                                                                    of The Advisors' Inner Circle
                                                                                                    Fund and Bishop Street Funds.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                       POSITION(S)               OFFICE AND
  NAME, ADDRESS,                        HELD WITH                 LENGTH OF
      AGE 1                             THE TRUST               TIME SERVED 2
--------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                      President               (Since 2003)
44 yrs. old

--------------------------------------------------------------------------------
MICHAEL LAWSON                    Controller and Chief          (Since 2005)
46 yrs. old                         Financial Officer

--------------------------------------------------------------------------------
JAMES NDIAYE                       Vice President and           (Since 2004)
38 yrs. old                             Secretary

--------------------------------------------------------------------------------
TIMOTHY D. BARTO                     Assistant Vice             (Since 2000)
38 yrs. old                           President and
                                   Assistant Secretary

--------------------------------------------------------------------------------
RUSSELL EMERY                       Chief Compliance            (Since 2006)
44 yrs. old                              Officer

--------------------------------------------------------------------------------
SOFIA ROSALA                         Assistant Vice             (Since 2004)
33 yrs. old                           President and
                                   Assistant Secretary

--------------------------------------------------------------------------------
NICOLE WELCH                           AML Officer              (Since 2006)
29 yrs. old

--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                          FUNDS IN
                                                                        THE ADVISORS'
                                                                     INNER CIRCLE FUND II
  NAME, ADDRESS,                  PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD             OTHER DIRECTORSHIPS
      AGE 1                         DURING PAST 5 YEARS                    MEMBER                  HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA       Senior Operations Officer, SEI                      N/A                             N/A
44 yrs. old              Investments, Fund Accounting and
                         Administration (1996-present); Assistant
                         Chief Accountant of the U.S. Securities
                         and Exchange Commission's Division of
                         Investment Management (1993-1996).

------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON           Director, SEI Investments, Fund                     N/A                             N/A
46 yrs. old              Accounting since July 2005. Manager, SEI
                         Investments AVP from April 1995 to
                         February 1998 and November 1998 to July
                         2005.

------------------------------------------------------------------------------------------------------------------------------------
JAMES NDIAYE             Employed by SEI Investments Company since           N/A                             N/A
38 yrs. old              2004. Vice President, Deutsche Asset
                         Management from 2003-2004. Associate,
                         Morgan, Lewis & Bockius LLP from 2000-
                         2003. Counsel, Assistant Vice President,
                         ING Variable Annuities Group from
                         1999-2000.

------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO         General Counsel, Vice President and                 N/A                             N/A
38 yrs. old              Assistant Secretary of SEI Investments
                         Global Funds Services since 1999;
                         Associate, Dechert (law firm) from
                         1997-1999; Associate, Richter, Miller &
                         Finn (law firm) from 1994-1997.

------------------------------------------------------------------------------------------------------------------------------------
RUSSELL EMERY            Director of Investment Product Management           N/A                             N/A
44 yrs. old              and Development at SEI Investments since
                         February 2003. Senior Investment Analyst,
                         Equity team at SEI Investments from March
                         2000 to February 2003.

------------------------------------------------------------------------------------------------------------------------------------
SOFIA ROSALA             Vice President and Assistant Secretary of           N/A                             N/A
33 yrs. old              SEI Investments Management Corp. and SEI
                         Global Funds Services since 2005.
                         Compliance Officer of SEI Investments
                         from 2001-2004. Account and Product
                         Consultant SEI Private Trust Company,
                         1998-2001.

------------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH             Assistant Vice President and AML                    N/A                             N/A
29 yrs. old              Compliance Officer of SEI Investments
                         since January 2005. Compliance Analyst at
                         TD Waterhouse from January 2004 to
                         November 2004. Senior Compliance Analyst
                         at UBS Financial Services from October
                         2002 to January 2004. Knowledge
                         Management Analyst at PricewaterhouseCoopers
                         Consulting from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                                   BEGINNING    ENDING                  EXPENSE
                                    ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                     VALUE       VALUE      EXPENSE     DURING
                                    02/01/07    07/31/07     RATIOS     PERIOD*
--------------------------------------------------------------------------------
CHAMPLAIN SMALL COMPANY FUND
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN            $1,000.00   $1,054.80      1.40%      $7.13
HYPOTHETICAL 5% RETURN              1,000.00    1,017.85      1.40        7.00
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For the fiscal year ended July 31, 2007, the Fund is designating the following items with regard to distributions paid during the year.

                                                                                FOREIGN
                                                QUALIFYING FOR                 INVESTORS
                                                   CORPORATE                   ----------   QUALIFIED
  LONG-TERM       ORDINARY                         DIVIDENDS     QUALIFYING    QUALIFIED    SHORT-TERM
CAPITAL GAIN       INCOME           TOTAL          RECEIVED        DIVIDEND     INTEREST     CAPITAL
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)    INCOME (2)   INCOME (3)    GAIN (4)
-------------   -------------   -------------   --------------   -----------   ----------   ----------
    20.20%          79.80%         100.00%           11.37%         10.82%        0.31%       100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

                                     NOTES

                          CHAMPLAIN SMALL COMPANY FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  866-773-3238

                                    ADVISER:
                       Champlain Investment Partners, LLC
                               346 Shelburne Road
                              Burlington, VT 05401

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                              Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund.

CSC-AR-001-0300

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


--------------------- ----------------------------------------------------- -----------------------------------------------------
                                              2007                                                   2006
--------------------- ----------------------------------------------------- -----------------------------------------------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were pre-         did not require                     were pre-         did not require
                                        approved          pre-approval                        approved          pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit             $93,050             N/A               N/A             $70,000             N/A               N/A
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related       N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees            N/A               N/A               N/A               N/A               N/A               N/A

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All Other           N/A               N/A               N/A               N/A               N/A               N/A
        Fees (1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


Notes:
   (1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2007             2006
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                0.00%             0.00%

                ---------------------------- ----------------- ----------------
                Tax Fees                          0.00%             0.00%

                ---------------------------- ----------------- ----------------
                All Other Fees                    0.00%             0.00%

                ---------------------------- ----------------- ----------------

(f) Not applicable.

(g) The aggregate non-audit fees and services provided to the Trust and billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             The Advisors' Inner Circle Fund II


By (Signature and Title)*                /s/ James F. Volk
                                         ---------------------------------------
                                         James F. Volk
                                         President

Date: October 3, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ James F. Volk
                                         ---------------------------------------
                                         James F. Volk
                                         President

Date: October 3, 2007


By (Signature and Title)*                /s/ Michael Lawson
                                         ---------------------------------------
                                         Michael Lawson
                                         Controller & CFO

Date: October 3, 2007

* Print the name and title of each signing officer under his or her signature.